October 2, 2025

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

Re:	BlackRock Allocation Target Shares
BATS: Securitized Total Return Series
BATS: Corporate Credit Total Return Series
BATS: High Income Municipal Series
BATS: Mortgage Total Return Series
BATS: Interest Rate Hedge Series
BATS: Short Duration Taxable Total Return Series
BATS: Short Term Municipal Income Series
Post-Effective Amendment No. 63 under the Securities Act of 1933 and Amendment No. 65 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-109980 and File No. 811-21457)

Ladies and Gentlemen:

  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Allocation Target Shares (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 63 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 63 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 1, 2025.

Sincerely,

BlackRock Allocation Target Shares

/s Janey Ahn

Janey Ahn
Secretary of the Fund